CONSOLIDATED AND COMBINED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Current Assets

	December 31,
	2016	2015
	(In thousands)
Other current assets:
Prepaid expenses	$12,508	$16,900
Other	27,110	14,283
Other current assets	$39,618	$31,183

Schedule of Property and Equipment, Net
Depreciation is computed using the straight-line method over the estimated useful lives of the assets or, in the case of leasehold improvements, the lease term, if shorter.

Asset Category	Estimated Useful Lives
Computer equipment and capitalized software	2 to 3 years
Furniture and other equipment	3 to 10 years
Leasehold improvements	3 to 10 years

	December 31,
	2016	2015
	(In thousands)
Property and equipment, net:
Computer equipment and capitalized software	$103,727	$78,749
Leasehold improvements	19,391	10,285
Furniture and other equipment	4,166	2,372
Projects in progress	6,337	9,510
	133,621	100,916
Accumulated depreciation and amortization	(70,667)	(60,316)
Property and equipment, net	$62,954	$40,600

Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2016	2015
	(In thousands)
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$30,498	$24,165
Accrued advertising expense	20,927	23,201
Contingent consideration	18,972	—
Other	38,323	52,660
Accrued expenses and other current liabilities	$108,720	$100,026

Schedule of Other Income (Expense), Net

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Other income (expense), net:
Foreign currency exchange gains, net	$19,950	$2,391	$2,580
Foreign currency exchange gain related to Euro denominated long-term debt - related party	—	7,558	8,307
Interest income	652	4,422	2,892
Other	(12,736)	(2,739)	6
Other income, net	$7,866	$11,632	$13,785